Operating and Direct Financing Leases - Components of Net Investments in Direct Financing Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Total minimum lease payments to be received	$ 855,655	$ 936,164
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	428	461
Less unearned revenue	(375,419)	(435,137)
Total	684,129	704,953
Total	684,129	704,953
Less current portion	(26,542)	(20,823)
Long-term portion	$ 657,587	$ 684,130